Goodwill and impairment review of goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) MMBoe	Dec. 31, 2019 USD ($) MMBoe
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment related to expected divestments | $	$ 0	$ 386
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	21.00%
Upstream
Disclosure of detailed information about intangible assets [line items]
Period used in testing for goodwill impairment	15 years
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years | MMBoe	877	829
Downstream
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.80%
Downstream | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years
Goodwill | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	11.00%	12.00%